Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Trading Symbol	JCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$70	1.23%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	52.30%	13.13%	8.62%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,015,797,433
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 3,320,582
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Trading Symbol	JCCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$70	1.23%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - A - NAV**	52.42%	13.20%	8.65%
ALPS | CoreCommodity Fund - A - Maximum sales charge (load)*^	47.56%	11.92%	8.04%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,015,797,433
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 3,320,582
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Trading Symbol	JCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$106	1.86%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - C - NAV	51.39%	12.39%	7.90%
ALPS | CoreCommodity Fund - C - Maximum deferred sales charge^^	50.39%	12.39%	7.90%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,015,797,433
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 3,320,582
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Trading Symbol	JCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	52.60%	13.36%	8.87%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,015,797,433
Holdings Count | shares	117
Advisory Fees Paid, Amount	$ 3,320,582
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
Kotak India Equity Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Investor Shares
Class Name	Kotak India Equity Fund - Investor Shares
Trading Symbol	INDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDAX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - Investor - NAV	-10.38%	3.99%	7.58%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 348,440,457
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,003,275
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%

Kotak India Equity Fund | Class A
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class A
Class Name	Kotak India Equity Fund - Class A
Trading Symbol	INAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INAAX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$58	1.25%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - A - NAV**	-10.33%	4.10%	7.57%
Kotak India Equity Fund - A - Maximum sales charge (load) *^	-13.22%	2.93%	6.97%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 348,440,457
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,003,275
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%

Kotak India Equity Fund | Class C
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class C
Class Name	Kotak India Equity Fund - Class C
Trading Symbol	INFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INFCX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.99%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - C - NAV	-11.07%	3.24%	6.75%
Kotak India Equity Fund - C - Maximum deferred sales charge##	-11.91%	3.24%	6.75%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 348,440,457
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,003,275
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%

Kotak India Equity Fund | Class I
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class I
Class Name	Kotak India Equity Fund - Class I
Trading Symbol	INDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDIX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$43	0.93%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - I - NAV	-10.05%	4.31%	7.85%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 348,440,457
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,003,275
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%

Kotak India Equity Fund | Class II
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class II
Class Name	Kotak India Equity Fund - Class II
Trading Symbol	INDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDSX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$35	0.75%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - II - NAV^^	-9.94%	4.52%	7.99%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 348,440,457
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 1,003,275
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%

ALPS Global Opportunity Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Investor Shares
Class Name	ALPS Global Opportunity Fund - Investor Shares
Trading Symbol	LPEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$77	1.61%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	-5.77%	2.11%	8.29%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 44,521,913
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 172,912
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%

ALPS Global Opportunity Fund | Class A
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class A
Class Name	ALPS Global Opportunity Fund - Class A
Trading Symbol	LPFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$78	1.62%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	-5.64%	2.13%	8.30%
ALPS Global Opportunity Fund - A - Maximum sales charge (load)*^	-8.69%	0.97%	7.68%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 44,521,913
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 172,912
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%

ALPS Global Opportunity Fund | Class C
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class C
Class Name	ALPS Global Opportunity Fund - Class C
Trading Symbol	LPFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$108	2.25%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	-6.41%	1.37%	7.49%
ALPS Global Opportunity Fund - C - Maximum deferred sales charge***	-7.20%	1.37%	7.49%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 44,521,913
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 172,912
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%

ALPS Global Opportunity Fund | Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class I
Class Name	ALPS Global Opportunity Fund - Class I
Trading Symbol	LPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	-5.44%	2.41%	8.58%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 44,521,913
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 172,912
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%

ALPS Global Opportunity Fund | Class R
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class R
Class Name	ALPS Global Opportunity Fund - Class R
Trading Symbol	LPERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$83	1.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	-5.69%	1.94%	8.09%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 44,521,913
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 172,912
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%

ALPS Balanced Opportunity Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Investor Class
Class Name	ALPS Balanced Opportunity Fund - Investor Class
Trading Symbol	ALIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALIBX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV	22.66%	7.30%	9.64%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,280,397
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (31,563)
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change.
ALPS Balanced Opportunity Fund | Class A
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class A
Class Name	ALPS Balanced Opportunity Fund - Class A
Trading Symbol	ALABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALABX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV	22.66%	7.30%	9.65%
ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)*^	18.65%	6.58%	8.99%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,280,397
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (31,563)
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change.
ALPS Balanced Opportunity Fund | Class C
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class C
Class Name	ALPS Balanced Opportunity Fund - Class C
Trading Symbol	ALCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALCBX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV	22.49%	6.56%	8.87%
ALPS Balanced Opportunity Fund - C - Maximum deferred sales charge**	21.49%	6.56%	8.87%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,280,397
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (31,563)
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change.
ALPS Balanced Opportunity Fund | Class I
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class I
Class Name	ALPS Balanced Opportunity Fund - Class I
Trading Symbol	ALPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALPBX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV	22.61%	7.42%	9.78%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,280,397
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (31,563)
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**

**	As a percentage of net assets.
Holdings are subject to change.
ALPS Asset Allocation Growth & Income | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Investor Shares
Class Name	ALPS Asset Allocation Growth & Income - Investor Shares
Trading Symbol	RLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGAX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - Investor - NAV	22.80%	6.97%	7.51%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,813,564
Holdings Count | shares	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

ALPS Asset Allocation Growth & Income | Class A
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Class A
Class Name	ALPS Asset Allocation Growth & Income - Class A
Trading Symbol	RAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RAGIX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - A - NAV**	22.84%	6.98%	7.51%
ALPS Asset Allocation Growth & Income - A -Maximum sales charge (load)*^	18.81%	5.78%	6.91%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,813,564
Holdings Count | shares	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

ALPS Asset Allocation Growth & Income | Class C
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Class C
Class Name	ALPS Asset Allocation Growth & Income - Class C
Trading Symbol	RLGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGCX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - C - NAV	21.86%	6.17%	6.71%
ALPS Asset Allocation Growth & Income - C - Maximum deferred sales charge^^	20.86%	6.17%	6.71%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,813,564
Holdings Count | shares	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

ALPS Asset Allocation Growth & Income | Class I
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Class I
Class Name	ALPS Asset Allocation Growth & Income - Class I
Trading Symbol	RLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLIIX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - I - NAV	23.17%	7.24%	7.78%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,813,564
Holdings Count | shares	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

ALPS | Smith Short Duration Bond Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Investor Shares
Class Name	ALPS | Smith Short Duration Bond Fund - Investor Shares
Trading Symbol	SMRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	3.43%	2.33%	3.00%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 627,304,765
Holdings Count | shares	206
Advisory Fees Paid, Amount	$ 900,872
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%

ALPS | Smith Short Duration Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class A
Class Name	ALPS | Smith Short Duration Bond Fund - Class A
Trading Symbol	SMASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	3.43%	2.36%	3.01%
ALPS | Smith Short Duration Bond Fund - A - Maximum sales charge (load)*^	1.08%	1.91%	2.27%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 627,304,765
Holdings Count | shares	206
Advisory Fees Paid, Amount	$ 900,872
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%

ALPS | Smith Short Duration Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class C
Class Name	ALPS | Smith Short Duration Bond Fund - Class C
Trading Symbol	SMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV	2.62%	1.58%	2.25%
ALPS | Smith Short Duration Bond Fund - C - Maximum deferred sales charge**	1.63%	1.58%	2.25%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 627,304,765
Holdings Count | shares	206
Advisory Fees Paid, Amount	$ 900,872
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%

ALPS | Smith Short Duration Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class I
Class Name	ALPS | Smith Short Duration Bond Fund - Class I
Trading Symbol	SMDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	3.74%	2.63%	3.30%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 627,304,765
Holdings Count | shares	206
Advisory Fees Paid, Amount	$ 900,872
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%

ALPS | Smith Total Return Bond Fund | Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Investor Shares
Class Name	ALPS | Smith Total Return Bond Fund - Investor Shares
Trading Symbol	SMTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	3.92%	0.46%	2.77%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,519,801,292
Holdings Count | shares	1,681
Advisory Fees Paid, Amount	$ 6,956,736
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%

ALPS | Smith Total Return Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class A
Class Name	ALPS | Smith Total Return Bond Fund - Class A
Trading Symbol	SMAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	4.03%	0.46%	2.78%
ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)*^	1.71%	0.00%	2.04%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,519,801,292
Holdings Count | shares	1,681
Advisory Fees Paid, Amount	$ 6,956,736
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%

ALPS | Smith Total Return Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class C
Class Name	ALPS | Smith Total Return Bond Fund - Class C
Trading Symbol	SMCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$79	1.59%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	3.17%	-0.27%	2.04%
ALPS | Smith Total Return Bond Fund - C - Maximum deferred sales charge**	2.17%	-0.27%	2.04%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,519,801,292
Holdings Count | shares	1,681
Advisory Fees Paid, Amount	$ 6,956,736
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%

ALPS | Smith Total Return Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class I
Class Name	ALPS | Smith Total Return Bond Fund - Class I
Trading Symbol	SMTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	4.31%	0.74%	3.06%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,519,801,292
Holdings Count | shares	1,681
Advisory Fees Paid, Amount	$ 6,956,736
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%

ALPS | Smith Credit Opportunities Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Investor Class
Class Name	ALPS | Smith Credit Opportunities Fund - Investor Class
Trading Symbol	SMCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV	6.10%	2.14%	2.87%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 67,718,401
Holdings Count | shares	283
Advisory Fees Paid, Amount	$ 282,311
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%

ALPS | Smith Credit Opportunities Fund | Class A
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class A
Class Name	ALPS | Smith Credit Opportunities Fund - Class A
Trading Symbol	SMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	6.01%	2.02%	2.76%
ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)*^	3.60%	1.56%	2.35%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 67,718,401
Holdings Count | shares	283
Advisory Fees Paid, Amount	$ 282,311
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%

ALPS | Smith Credit Opportunities Fund | Class C
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class C
Class Name	ALPS | Smith Credit Opportunities Fund - Class C
Trading Symbol	SMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV	5.96%	1.32%	2.05%
ALPS | Smith Credit Opportunities Fund - C - Maximum deferred sales charge##	4.96%	1.32%	2.05%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 67,718,401
Holdings Count | shares	283
Advisory Fees Paid, Amount	$ 282,311
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%

ALPS | Smith Credit Opportunities Fund | Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class I
Class Name	ALPS | Smith Credit Opportunities Fund - Class I
Trading Symbol	SMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	6.07%	2.15%	2.92%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 67,718,401
Holdings Count | shares	283
Advisory Fees Paid, Amount	$ 282,311
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%

ALPS | CoreCommodity Natural Resources ETF
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Natural Resources ETF
Class Name	ALPS | CoreCommodity Natural Resources ETF
Trading Symbol	CCNR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of November 1, 2025 to April 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ccnr
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$23	0.39%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of April 30, 2026)
	1 Year	Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	80.70%	35.31%
Bloomberg US 1000 Total Return Index#	30.94%	16.20%
Bloomberg Commodity Total Return Index	44.82%	25.63%

Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 393,954,969
Holdings Count | shares	310
Advisory Fees Paid, Amount	$ 730,897
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$393,954,969
Number of Portfolio Holdings	310
Portfolio Turnover Rate#	67%
Total Advisory Fees Paid#	$730,897

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Nutrien, Ltd.	1.68%
Equinor ASA	1.21%
Eni SpA	1.16%
Kubota Corp.	1.15%
Inpex Corp.	1.13%
Boliden AB	1.08%
BHP Group, Ltd.	1.04%
SM Energy Co.	1.02%
Yara International ASA	0.95%
Patterson-UTI Energy, Inc.	0.95%
Total % of Top 10 Holdings	11.37%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

Nutrien, Ltd.	1.68%
Equinor ASA	1.21%
Eni SpA	1.16%
Kubota Corp.	1.15%
Inpex Corp.	1.13%
Boliden AB	1.08%
BHP Group, Ltd.	1.04%
SM Energy Co.	1.02%
Yara International ASA	0.95%
Patterson-UTI Energy, Inc.	0.95%
Total % of Top 10 Holdings	11.37%